Cover	3 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CIMG Inc.
Entity Central Index Key	0001527613
Entity Tax Identification Number	38-3849791
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room R2, FTY D,
Entity Address, Address Line Two	Kin Ga Industrial Building
Entity Address, Address Line Three	9 San On Street
Entity Address, City or Town	Tuen Mun
Entity Address, Country	HK
City Area Code	+ 852
Local Phone Number	70106695
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Contact Personnel Name	Jianshuang Wang
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	16097 Poppyseed Cir
Entity Address, Address Line Two	Unit 1904
Entity Address, City or Town	Delray Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33484
City Area Code	+ 852
Local Phone Number	70106695